Annual Total Returns - Prospectus #2 - Calvert Floating-Rate Advantage Fund	Sep. 30, 2024
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2018	(1.46%)
2019	9.10%
2020	0.42%
2021	4.08%
2022	(3.52%)
2023	13.46%
2024	8.59%